Property and Equipment, Net (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 232	$ 455	$ 744	$ 1,011	$ 1,371
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	82	156	140	347	472
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	7	14	13	15	54
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	34	117	190	277	144
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense, Total	$ 109	$ 168	$ 158	$ 372	$ 701